OTHER (INCOME) EXPENSES (Schedule of Bad Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER (INCOME) EXPENSES [Abstract]
Balance at beginning of period	$ 134	$ 1,553	$ 3,470
Provision of period	1,592	(1,419)	(1,937)
Balance at end of period	$ 1,726	$ 134	$ 1,553